Shareholders' Equity (Details)	9 Months Ended
	Dec. 31, 2020 $ / shares shares	Aug. 11, 2020 shares	Aug. 06, 2020 shares	Apr. 02, 2020 $ / shares shares
Stockholders' Equity Note [Abstract]
Stock conversion percentage threshold	20.00%		20.00%
Stock conversion basis at time of business combination	1
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Class A [Member]
Stockholders' Equity Note [Abstract]
Common Stock, Shares Authorized	479,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	1,425,327
Ordinary shares including common stock subject to possible redemption shares, Outstanding	15,449,000
Common Stock, Shares, Outstanding	1,425,327
Ordinary shares subject to possible redemption (in shares)	14,023,673
Common Class B [Member]
Stockholders' Equity Note [Abstract]
Common Stock, Shares Authorized	20,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	3,737,500		3,737,500	3,593,750
Common Stock, Shares, Outstanding	3,737,500
Investor [Member] | Common Class B [Member]
Stockholders' Equity Note [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Common Stock, Shares, Outstanding		487,500	3,737,500
Investor [Member] | Common Class B [Member] | Maximum [Member]
Stockholders' Equity Note [Abstract]
Shares subject to forfeiture (in shares)			487,500
Number of shares no longer subject to forfeiture (in shares)			487,500